Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Mar. 31, 2014
Group of Pioneers Diagnostics ("GOP"), LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest acquired			40.00%
Investments in associates	$ 0.2	$ 0.2
Orthopedics Products [Member]
Investments in and Advances to Affiliates [Line Items]
Company acquired		87.50%
Surgery Centers [Member]
Investments in and Advances to Affiliates [Line Items]
Company acquired		15.70%
Athas [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest acquired		100.00%
Investments in associates		$ 0.7